Note 17 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
2019	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$136,648	$1,739,269	$75,973	$1,951,990
Segmented liabilities	286,109	675,856	223,749	1,185,714
Segmented revenue - online	259,172	-	-	259,172
Segmented revenue – royalty	22,846	1,674,204		1,697,050
Segmented direct costs	124,471	87,836	-	212,307
Segmented selling, general & administrative expense	224,320	247,673	525,166	997,159
Segmented other expense	116,212	279,056	723	395,991
Segmented profit (loss)	(182,985)	1,059,639	(525,889)	350,765
2018	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$141,238	$1,087,463	$73,303	$1,302,004
Segmented liabilities	348,214	160,750	234,446	743,410
Segmented revenue - online	206,955	-	-	206,955
Segmented revenue – offline	8,012	-		8,012
Segmented revenue – royalty	38,701	1,686,514		1,725,215
Segmented direct costs	180,832	90,188	-	271,020
Segmented selling, general & administrative expense	348,436	64,580	787,750	1,200,766
Segmented intangible amortization	-	-	-	-
Segmented other expense	10,918	196,079	905	207,902
Segmented impairment	-	-	-	-
Segmented profit (loss)	(475,131)	1,335,666	(788,655)	71,879
2017	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$189,200	$1,257,239	$87,633	$1,534,072
Segmented liabilities	228,418	164,294	587,606	980,318
Segmented revenue	1,088,197	1,688,571	-	2,776,768
Segmented direct costs	134,695	90,923	-	225,618
Segmented selling, general & administrative expense	455,915	97,404	814,834	1,368,153
Segmented intangible	1,051,928	-	-	1,051,928
Segmented other expense	1,074	182,461	1,131	184,666
Segmented impairment	2,087,700	-	-	2,087,700
Segmented profit (loss)	(6,148,195)	1,317,783	(815,965)	(5,646,377)
Other Financial Items	2019	2018	2017
Print-Based English language learning segment income	$1,059,639	$1,335,666	$1,317,783
Online language learning segment loss	(182,985)	(475,131)	(6,148,195)
Head office	(525,889)	(788,655)	(815,965)
Foreign exchange gain (loss)	(10,584)	38,351	(189,965)
Interest and other financial	(83,750)	(51,898)	(53,709)
Share-based payments	(93,865)	(162,489)	(371,513)
Other comprehensive income (loss)	(48,749)	32,202	(1,410)
Total Comprehensive Income (Loss)	$113,817	$(71,954)	$(6,262,792)

Disclosure of geographical areas [text block]
	2019	2018	2017
Latin America	$214,381	$187,008	$997,661
China	1,684,872	1,702,249	1,712,079
Other	56,969	50,925	67,028
	$1,956,222	$1,940,182	$2,776,768
	2019	2018	2017
Canada	$548,829	$52,131	$29,804
China	567	1,033	885
	$549,396	$53,164	$30,689